Expense Example {- Fidelity China Region Fund} - 10.31 Targeted International Funds Retail Combo PRO-21 - Fidelity China Region Fund - Fidelity China Region Fund	Dec. 30, 2021 USD ($)
Expense Example:
1 year	$ 93
3 years	290
5 years	504
10 years	$ 1,120